Goodwill - Schedule of Changes in the Carrying Amount of Goodwill (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Goodwill [Line Items]
Balance beginning	$ 1,473,899
Acquired (Note 3)		1,510,904
Foreign currency translation adjustment	91,153	(37,005)
Balance ending	1,435,782	1,473,899
Impairment	(129,270)		(2,382,538)
IT services [Member]
Goodwill [Line Items]
Balance beginning	126,370
Acquired (Note 3)		126,707
Foreign currency translation adjustment	2,900	(337)
Balance ending		126,370
Impairment	(129,270)
Academic education services [Member]
Goodwill [Line Items]
Balance beginning	1,347,529
Acquired (Note 3)		1,384,197
Foreign currency translation adjustment	88,253	(36,668)
Balance ending	1,435,782	1,347,529
Impairment